Short-term loan (Tables)	12 Months Ended
Dec. 31, 2024
Short-term loan
Schedule of short-term loans

	As of December 31,
	2023	2024
	RMB	RMB
Short- term loan
Short-term bank borrowings	1,115,721	1,220,957